Summary of significant accounting policies - Crypto assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 01, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Crypto assets
Accumulated losses	¥ 293,866		$ 42,023		¥ 520,744	¥ 417,430	¥ 436,325
Fair value changes of crypto assets	¥ (15,200)	$ (2,175)
Cumulative Effect, Period of Adoption, Adjustment | Adoption of ASU 2023-08
Crypto assets
Accumulated losses				¥ 28,246